Share capital (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about shares, activity explanatory [Table Text Block]
	Year ended		Year ended
	Dec. 31, 2017		Dec. 31, 2016
	Common		Common
	shares	Amount	shares	Amount
Balance, beginning of year	237,271,188	$1,588,319	235,231,688	$1,576,600
Equity issuance	24,000,000	195,295	2,039,500	11,814
Share issue costs, net of tax	-	(6,205)	-	(95)

Balance, end of year	261,271,188	$1,777,409	237,271,188	$1,588,319